Consolidated Statements of Comprehensive Income (Loss) - BRL (R$)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Statement of comprehensive income [abstract]
Profit (loss)	R$ 1,961,387,000	R$ 3,237,351,000		R$ 13,321,518,000	R$ (308,134,000)
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	48,856,000	(144,407,000)		(148,284,000)	(141,758,000)
Tax effect on the fair value of investments	413,000	68,000		1,068,000	(833,000)
Items with no subsequent effect on income (loss)	49,269,000	(144,339,000)		(147,216,000)	(142,591,000)
Exchange rate variations on conversion of financial information of the subsidiaries abroad	(33,755,000)	(33,607,000)		(139,559,000)	(11,335,000)
Realization of exchange variation on investments abroad				(15,636,000)
Items with subsequent effect on income (loss)	(33,755,000)	(33,607,000)		(155,195,000)	(11,335,000)
Total comprehensive income (loss)	1,976,901,000	3,059,405,000		13,019,107,000	(462,060,000)
Attributable to
Controlling shareholders’	1,969,030,000	3,046,320,000		12,996,560,000	(484,466,000)
Non-controlling interest	R$ 7,871,000	R$ 13,085,000		22,547,000	R$ 22,406,000
Lenzing Aktiengesellschaft (“Lenzing ”) [Member]
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)			R$ 50,072,000	R$ (145,142,000)